Total
ON Janus Henderson Venture Portfolio
ON Janus Henderson Venture Portfolio
Investment Objective
Seeks long-term capital appreciation.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	ON Janus Henderson Venture Portfolio ON Janus Henderson Venture Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	ON Janus Henderson Venture Portfolio ON Janus Henderson Venture Portfolio
Management Fees	0.79%
Distribution and/or Service (12b-1) Fees	none
Other expenses	0.09%
Total Annual Fund Operating Expenses	0.88%

Example.
This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
ON Janus Henderson Venture Portfolio | ON Janus Henderson Venture Portfolio | USD ($)	90	281	488	1,084

Portfolio Turnover.
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Portfolio is managed by Janus Capital Management LLC (“Janus”) under a subadvisory agreement with the Adviser. Under normal circumstances the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes, if any) in stocks of small capitalization companies (that is, those with a market capitalization at the time of investment that is no greater than the largest market capitalization of a company in the Russell 2000® Growth Index for the previous 12 months). As of December 31, 2019, the capitalization range of the Russell 2000® Growth Index was between $12.74 million and $8.34 billion. The Portfolio has the flexibility to have meaningful sector deviations from the primary benchmark, which may result from the portfolio managers’ bottom-up, fundamental process.

The portfolio managers apply a “bottom up” approach in choosing investments. In other words, the portfolio managers look at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. Janus seeks to identify individual companies with earnings growth potential that may not yet be recognized by the market at large. The Portfolio may also invest in securities of emerging growth companies. These are companies that Janus expects to experience above-average earnings or cash-flow growth or meaningful changes in underlying asset values. Realization of income is not a significant consideration in choosing the Portfolio’s investments.

Unless otherwise stated within its specific investment policies, the Portfolio may invest 15% of its assets in foreign equity securities (at time of purchase). The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary passive foreign investment companies. American Depositary Receipts and securities which are denominated in US dollars and traded in US markets are not subject to the 15% limitation.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.
Principal Risks
There is no assurance that the Portfolio will meet its investment objective. The value of your investment in the Portfolio and the amount of the return you receive on your investment may fluctuate significantly. You could lose money, or have less return than the market in general, by investing in the Portfolio. The principal risks of investing in the Portfolio are:

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions and affect fund performance.

Small Capitalization Company Risk — Small capitalization company stock prices tend to be more volatile, and the stock tends to be less liquid, than those of larger, better established companies. Small capitalization companies are also sometimes more subject to failure.

Growth Strategy Risk — Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of value stocks that can cushion stock prices in a falling market.

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

Foreign Investments Risk — Foreign investments involve risks not normally encountered with domestic securities. These include political, regulatory and economic instability in some countries, changes in currency rates and market inefficiencies.

Sector Risk — A certain sector may not perform as well as companies in other sectors or the market as a whole. When the Portfolio concentrates its investments in a sector, it is more susceptible to any adverse economic, business or other developments generally affecting companies in that sector.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last ten years and the Portfolio’s average annual returns for the last one year, five years and ten years compared to those of a broad-based securities market index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s highest return for a quarter was 20.43%. That was the quarter ended on March 31, 2019. The lowest return for a quarter was -20.67%. That was for the quarter ended on December 31, 2018. To obtain performance information up to the most recent month end, call toll free 877.781.6392.
Average Annual Total Returns As of December 31, 2019
Average Annual Total Returns - ON Janus Henderson Venture Portfolio	1 Year	5 Years	10 Years
ON Janus Henderson Venture Portfolio	28.61%	9.64%	14.92%
Russell 2000® Growth Index	28.48%	9.34%	13.01%